Employee Benefit Plan, Description of Plan (Details) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
EBP, Notes Receivable from Participant Loan, Term	5 years
EBP, Notes Receivable from Participant, Account, Primary Residence, Maximum Borrowing Term	10 years